Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments
7.	COMMITMENTS

Leases

In April 2015, the Company entered into an amendment to the lease for its research and development facility in Milford, Massachusetts to extend the term of the lease through March 31, 2018 and expand the leased laboratory space.

On March 24, 2016, the Company entered into a new operating lease for its headquarters in Hopkinton, Massachusetts with a lease term through May 31, 2021. The total payments due during the term of the lease are approximately $771,000.

Rent paid for the three and nine months ended September 30, 2016 was $56,000 and $110,000, respectively. Rent paid for the three and nine months ended September 30, 2015 was $20,000 and $34,000, respectively.

Future minimum commitments due under all leases at September 30, 2016 are as follows (in thousands):

Year
2016 (three months from October 2016 through December 2016)	$56
2017	232
2018	174
2019	158
2020	164
Thereafter	70

Total minimum lease payments	$854

BioHEP Technologies Ltd. License Agreement

In January 2016, the Company entered into an amended and restated license agreement with BioHEP, which amended and restated the prior license agreement with BioHEP which the Company had entered into in December 2003. The amendment and restatement of the license agreement became effective on February 1, 2016.

Under the amended and restated license agreement, the Company agreed to pay BioHEP up to $3.5 million in development and regulatory milestone payments for disease(s) caused by each distinct virus for which the Company develops licensed product(s). BioHEP is also eligible to receive tiered royalties in the low-to-mid single-digits on net product sales of licensed products by the Company and its affiliates and sub licensees, and a specified share of non-royalty sublicensing revenues the Company and its affiliates receive from sub licensees, which share of sublicensing revenues is capped at a maximum aggregate of $2.0 million under all such sublicenses.

Contingencies

The Company is subject to claims in the ordinary course of business, however, the Company is not currently a party to any pending or threatened litigation, the outcome of which would be expected to have a material adverse effect on its financial condition or the results of its operations. The Company accrues for contingent liabilities to the extent that the liability is probable and estimable, but there are no accruals for contingent liabilities in these consolidated financial statements.

9.	COMMITMENTS

Leases

In April 2015, the Company entered into an amendment to the lease for its headquarters in Milford, Massachusetts to extend the term of the lease through March 31, 2018 and expand the leased laboratory space. Prior to the amendment, the lease term expired in March 2016. Total rent expense for the years ended December 31, 2014 and 2015 was $53,000 and $76,000, respectively.

Future minimum commitments due under all leases at December 31, 2015 are as follows (in thousands):

Year Ending December 31,
2016	$84
2017	87
2018	22

Total minimum lease payments	$193

Contingencies

The Company is subject to claims in the ordinary course of business, however, the Company is not currently a party to any pending or threatened litigation, the outcome of which would be expected to have a material adverse effect on its financial condition or the results of its operations. The Company accrues for contingent liabilities to the extent that the liability is probable and estimable, but there are no accruals for contingent liabilities in these consolidated financial statements.

During May 2015, the Company entered into a transition agreement with the Company’s former President and Chief Executive Officer that terminated his employment agreement. Under the transition agreement, he continued to serve as our president and chief executive officer for a transition period that ended on August 17, 2015. Following the transition period, the Company is continuing to make 18 monthly payments totaling $464,000 and also provide benefits consistent with the coverage that was provided prior to the execution of the transition agreement. The remaining unpaid balance is included in accrued compensation and benefits at December 31, 2015 (see Note 5).